Schedule II - Condensed Financial Information of Parent - Basis of Presentation (Details)	0 Months Ended
	Oct. 29, 2013	May 07, 2013
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Shares issued by parent company and subsidiaries	37,950,000	30,769,230
ING International
Condensed Financial Statements, Captions [Line Items]
Shares issued by parent company and subsidiaries		44,201,773
Ownership by affiliate of parent company	57.00%